Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disclosure of Stock Option and Incentive Plan [Abstract]
Risk-free interest rate	[1]	1.41%	2.64%	2.30%
Expected life of stock options	[2]	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	[3]	17.30%	17.80%	15.00%
Expected dividend yield	[4]	1.75%	1.82%	1.51%
Fair value per option		$ 8.85	$ 9.13	$ 8.70

[1]	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
[2]	Expected life of stock options is based upon historical experience.
[3]	Expected volatility is based on blended volatility.
[4]	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.